Pay vs Performance Disclosure - USD ($)	12 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

As required by SEC Rules, we are providing the following information about the relationship between the “compensation actually paid” (“CAP”) to the NEOs and certain financial performance measures. The CAP for the NEOs as reported in this section of this Proxy Statement does not reflect the actual amount of compensation earned by, or paid to, the NEOs, but is a calculation derived from the total compensation reported for each NEO in the SCT, as adjusted pursuant to the requirements of SEC Rules. See the CD&A for a discussion of our pay-for-
performance
philosophy. As permitted of new registrants pursuant to the instructions to SEC Regulation
S-K
Item 402(v), we have
pro
vided this disclosure only for fiscal 2026, fiscal 2025 and fiscal 2024.

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (3) ($)	Average Compensation Actually Paid to Non-PEO NEOs (4) ($)	Total Shareholder Return (5) ($)	Peer Group Total Shareholder Return (6) ($)	Net Income (millions) (7) ($)	Adjusted EPS (8) ($)

(a)	(b)	(c )	(d)	(e)	(f)	(g)	(h)	(i)

2026	7,194,997	12,623,486	2,550,740	4,215,052	199	179	(13)	2.02

2025	5,329,928	2,077,771	1,905,038	962,840	115	94	119	2.30

2024	8,592,816	9,238,768	2,192,079	2,073,853	149	109	170	3.42
(1) The dollar amounts in column (b) reflect the amount reported in the “Total” column of the SCT for our principal executive officer (“PEO”), who is our President and CEO, for each applicable year. Mr. Gilmore has served as our PEO since December 1, 2023, the date of the Separation.
(2) The dollar amount in column (c) reflects the CAP for Mr. Gilmore. In accordance with SEC Rules, the determination of CAP requires the following adjustments to the amount reported for Mr. Gilmore in the “Total” column of the SCT:

Required Adjustments from SCT Total to CAP for Mr. Gilmore
Fiscal Year	Reported Total in SCT For PEO ($)	Reported Grant Date Fair Value of Equity Awards (i) ($)	Equity Award Adjustments (ii) ($)	Calculated CAP for PEO ($)
2026	7,194,997	(2,976,548)	8,405,038	12,623,486
2025	5,329,928	(2,451,288)	(800,870)	2,077,771
2024	8,592,816	(5,102,949)	5,748,901	9,238,768
(i) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT. As required by SEC Rules, this amount is deducted from the amount reported in the “Total” column of the SCT for the PEO in order to calculate the CAP.
(ii) As also prescribed by SEC Rules, we have made equity award adjustments for each year presented, which require the addition or subtraction, as applicable, of the following: (A) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the applicable year; (B) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (C) for equity awards that are granted and vest in same applicable year, the fair value as of the vesting date; (D) for equity awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (E) for equity awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (F) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts added or subtracted in calculating the required equity award adjustments for Mr. Gilmore are as follows:

Fiscal Year	Year-End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End (A) ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards (B) ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year (C) ($)	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (D) ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year (E) ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation (F) ($)	Total Equity Awards Adjustments ($)
2026	3,920,717	3,974,537	0	435,346	0	74,438	8,405,038
2025	1,750,827	(2,492,658)	0	(88,212)	0	29,173	(800,870)
2024	3,969,615	1,779,286	0	0	0	0	5,748,901
(3) The dollar amounts in column (d) reflect the average of the amounts reported in the “Total” column of the SCT for the NEOs other than the PEO (the
“Non-PEO
NEO”) as a group for the applicable year. The
Non-PEO
NEOs are set forth in the table below:

Fiscal Year	Non-NEO PEOs

2026	Mr. Adams, Mr. Klingler, Mr. Blystone and Mr. Larivey

2025	Mr. Adams, Mr. Klingler, Mr. Blystone and Mr. Larivey

2024	Mr. Adams, Mr. Klingler, Mr. Blystone, Mr. Heuer and Ms. Tillman
(4) The dollar amounts in column (e) reflect the average amount of CAP for the
Non-PEO
NEOs as a group. In accordance with SEC Rules, the determination of CAP requires the following adjustments to the average of the amounts reported in the “Total” column of the SCT for the
Non-PEO
NEOs as a group:

Fiscal Year	Average Reported Total in SCT for Non-PEO NEOs ($)	Average Reported Grant Date Fair Value of Equity Awards (i) ($)	Average Equity Award Adjustments (ii) ($)	Calculated Average CAP For Non-PEO NEOs ($)

2026	2,550,740	(698,654)	2,362,966	4,215,052

2025	1,905,038	(675,205)	(274,173)	962,840

2024	2,192,079	(1,228,057)	1,106,831	2,073,853
(i) The grant date fair value of equity awards represents the average of the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT. As required by SEC Rules, this amount is deducted from the average of the amount reported in the “Total” column of the SCT for the
Non-PEO
NEOs in order to calculate the CAP.
(ii) As also prescribed by SEC Rules, we have made equity award adjustments using the same methodology described above in footnote (2)(ii). The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts added or subtracted in calculating the required equity award adjustments for the
Non-PEO
NEOs are as follows:

Fiscal Year	Average Year- End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End (A) ($)	Year Over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards (B) ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year (C) ($)	Year Over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (D) ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year (E) ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation (F) ($)	Total Average Equity Award Adjustments ($)

2026	920,269	1,306,981	0	115,776	0	19,940	2,362,966

2025	489,829	(746,427)	0	(17,575)	0	7,181	(274,173)

2024	992,840	214,618	0	10,204	(110,826)	0	1,106,831

(5) Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the price of our common shares at the end and the beginning of the measurement period by the price of our common shares at the beginning of the measurement period. Assumes an initial investment of $100 on December 1, 2023, the first trading day following the Separation.
(6) Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 1500 Composite Steel
Sub-Index
(“Steel Index”), which is the same published industry index used by us for purposes of compliance with Item 201(e)(1)(ii) of SEC Regulation
S-K.
In addition, peer group TSR is calculated using the same method we use for purposes of compliance with Item 201(e) of SEC Regulation
S-K.
Assumes an initial investment of $100 on December 1, 2023, the first trading day following the Separation.
(7) The dollar amounts reported represent the amount of net income reflected in our audited consolidated financial statements for the applicable year, as calculated in accordance with accounting principles generally accepted in the U.S. (“GAAP”).
(8) The Company-selected measure (“CSM”) is adjusted earnings per diluted common share attributable to controlling interest (which we also refer to in this Proxy Statement as “Adjusted EPS”), which adjusts earnings per diluted common share attributable to controlling interest, as calculated in accordance with GAAP, to exclude the impact of restructuring charges and other unusual or selected items deemed to not be indicative of our core operating results (including the impact of acquisitions, divestitures and/or inventory holding gains or losses). Adjusted EPS is a non-GAAP
financial measure, and may differ from the adjusted earnings that we report in connection with our operating results, primarily due to the exclusion of the impact of acquisitions, divestitures and/or inventory holding gains or losses. We believe this and other non-GAAP
financial measures provide relevant and meaningful information to investors about our core operating results. While we use several financial and non-financial
performance measures for the purpose of evaluating our executive compensation program, we have determined that Adjusted EPS is the financial performance measure that represents the most important performance measure used by us to link CAP for the NEOs, for the most recently completed year, to our performance.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote

Fiscal Year	Non-NEO PEOs

2026	Mr. Adams, Mr. Klingler, Mr. Blystone and Mr. Larivey

2025	Mr. Adams, Mr. Klingler, Mr. Blystone and Mr. Larivey

2024	Mr. Adams, Mr. Klingler, Mr. Blystone, Mr. Heuer and Ms. Tillman

Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 1500 Composite Steel
Sub-Index
(“Steel Index”), which is the same published industry index used by us for purposes of compliance with Item 201(e)(1)(ii) of SEC Regulation
S-K.
In addition, peer group TSR is calculated using the same method we use for purposes of compliance with Item 201(e) of SEC Regulation
S-K.
	Assumes an initial investment of $100 on December 1, 2023, the first trading day following the Separation.
PEO Total Compensation Amount	$ 7,194,997	$ 5,329,928	$ 8,592,816
PEO Actually Paid Compensation Amount	$ 12,623,486	2,077,771	9,238,768
Adjustment To PEO Compensation, Footnote
(2) The dollar amount in column (c) reflects the CAP for Mr. Gilmore. In accordance with SEC Rules, the determination of CAP requires the following adjustments to the amount reported for Mr. Gilmore in the “Total” column of the SCT:

Required Adjustments from SCT Total to CAP for Mr. Gilmore
Fiscal Year	Reported Total in SCT For PEO ($)	Reported Grant Date Fair Value of Equity Awards (i) ($)	Equity Award Adjustments (ii) ($)	Calculated CAP for PEO ($)
2026	7,194,997	(2,976,548)	8,405,038	12,623,486
2025	5,329,928	(2,451,288)	(800,870)	2,077,771
2024	8,592,816	(5,102,949)	5,748,901	9,238,768
(i) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT. As required by SEC Rules, this amount is deducted from the amount reported in the “Total” column of the SCT for the PEO in order to calculate the CAP.
(ii) As also prescribed by SEC Rules, we have made equity award adjustments for each year presented, which require the addition or subtraction, as applicable, of the following: (A) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the applicable year; (B) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (C) for equity awards that are granted and vest in same applicable year, the fair value as of the vesting date; (D) for equity awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (E) for equity awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (F) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts added or subtracted in calculating the required equity award adjustments for Mr. Gilmore are as follows:

Fiscal Year	Year-End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End (A) ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards (B) ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year (C) ($)	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (D) ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year (E) ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation (F) ($)	Total Equity Awards Adjustments ($)
2026	3,920,717	3,974,537	0	435,346	0	74,438	8,405,038
2025	1,750,827	(2,492,658)	0	(88,212)	0	29,173	(800,870)
2024	3,969,615	1,779,286	0	0	0	0	5,748,901

Non-PEO NEO Average Total Compensation Amount	$ 2,550,740	1,905,038	2,192,079
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,215,052	962,840	2,073,853
Adjustment to Non-PEO NEO Compensation Footnote
(4) The dollar amounts in column (e) reflect the average amount of CAP for the
Non-PEO
NEOs as a group. In accordance with SEC Rules, the determination of CAP requires the following adjustments to the average of the amounts reported in the “Total” column of the SCT for the
Non-PEO
NEOs as a group:

Fiscal Year	Average Reported Total in SCT for Non-PEO NEOs ($)	Average Reported Grant Date Fair Value of Equity Awards (i) ($)	Average Equity Award Adjustments (ii) ($)	Calculated Average CAP For Non-PEO NEOs ($)

2026	2,550,740	(698,654)	2,362,966	4,215,052

2025	1,905,038	(675,205)	(274,173)	962,840

2024	2,192,079	(1,228,057)	1,106,831	2,073,853
(i) The grant date fair value of equity awards represents the average of the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT. As required by SEC Rules, this amount is deducted from the average of the amount reported in the “Total” column of the SCT for the
Non-PEO
NEOs in order to calculate the CAP.
(ii) As also prescribed by SEC Rules, we have made equity award adjustments using the same methodology described above in footnote (2)(ii). The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts added or subtracted in calculating the required equity award adjustments for the
Non-PEO
NEOs are as follows:

Fiscal Year	Average Year- End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End (A) ($)	Year Over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards (B) ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year (C) ($)	Year Over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (D) ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year (E) ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation (F) ($)	Total Average Equity Award Adjustments ($)

2026	920,269	1,306,981	0	115,776	0	19,940	2,362,966

2025	489,829	(746,427)	0	(17,575)	0	7,181	(274,173)

2024	992,840	214,618	0	10,204	(110,826)	0	1,106,831

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Important Financial Performance Measures
As described in greater detail in the CD&A, our executive compensation program is driven by a strong pay-for-performance
philosophy. The metrics that we use for both our long-term and short-term incentive compensation are designed to align the interests of the NEOs with our top corporate goal of earning money for our shareholders and increasing the value of their investment. In our assessment, the following financial performance measures represent the most important financial performance measures used by us to link CAP for the NEOs, for fiscal 2026, to our performance:

•	EVA (economic value added);

•	Adjusted EPS (adjusted earnings per diluted common share attributable to controlling interest); and

•	Cumulative TSR.

Total Shareholder Return Amount	$ 199	115	149
Peer Group Total Shareholder Return Amount	179	94	109
Net Income (Loss)	$ (13,000,000)	$ 119,000,000	$ 170,000,000
Company Selected Measure Amount	2.02	2.3	3.42
PEO Name	Mr. Gilmore
Measure:: 1
Pay vs Performance Disclosure
Name	EVA (economic value added)
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EPS (adjusted earnings per diluted common share attributable to controlling interest)
Non-GAAP Measure Description	Adjusted EPS is a
non-GAAP
financial measure, and may differ from the adjusted earnings that we report in connection with our operating results, primarily due to the exclusion of the impact of acquisitions, divestitures and/or inventory holding gains or losses. We believe this and other non-GAAP
financial measures provide relevant and meaningful information to investors about our core operating results. While we use several financial and non-financial
	performance measures for the purpose of evaluating our executive compensation program, we have determined that Adjusted EPS is the financial performance measure that represents the most important performance measure used by us to link CAP for the NEOs, for the most recently completed year, to our performance.
Measure:: 3
Pay vs Performance Disclosure
Name	Cumulative TSR
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 8,405,038	$ (800,870)	$ 5,748,901
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,920,717	1,750,827	3,969,615
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,974,537	(2,492,658)	1,779,286
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	435,346	(88,212)	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	74,438	29,173	0
PEO | Average Reported Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,976,548)	(2,451,288)	(5,102,949)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,362,966	(274,173)	1,106,831
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	920,269	489,829	992,840
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,306,981	(746,427)	214,618
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	115,776	(17,575)	10,204
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(110,826)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,940	7,181	0
Non-PEO NEO | Average Reported Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (698,654)	$ (675,205)	$ (1,228,057)